Goodwill and Other Intangible Assets (Details 1) - USD ($) $ in Millions	Apr. 30, 2017	Apr. 30, 2016
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	$ 4,245.0	$ 4,214.0
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	1,016.2	807.0
Finite-lived intangible assets subject to amortization, Net	3,228.8	3,407.0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Acquisition Cost	7,323.1	7,323.1
Total Other Intangible Assets Accumulated Amortization Impairment Charges Foreign Currency Exchange	1,173.2	828.7
Intangible Assets, Net (Excluding Goodwill)	6,149.9	6,494.4
Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, Acquisition Costs	3,078.1	3,109.1
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Indefinite Lived Assets	157.0	21.7
Indefinite-lived intangible assets not subject to amortization, Net	2,921.1	3,087.4
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	3,520.1	3,520.1
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	802.1	639.9
Finite-lived intangible assets subject to amortization, Net	2,718.0	2,880.2
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	168.5	168.5
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	101.4	88.4
Finite-lived intangible assets subject to amortization, Net	67.1	80.1
Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	556.4	525.4
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	112.7	78.7
Finite-lived intangible assets subject to amortization, Net	$ 443.7	$ 446.7